FINANCIAL ASSETS AND PUBLIC SERVICE CONCESSIONS - RBSE movement of assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of net operating revenue [line items]
Operating revenue	R$ 4,075,583	R$ 4,462,260	R$ 4,922,827
Financial Assets - Current	5,927,964	6,013,891
Financial Assets - Noncurrent	31,633,512	34,100,453
RBSE component
Disclosure of disaggregation of net operating revenue [line items]
Financial assets at beginning of period	36,277,549	38,238,015
Initial Adoption Adjustment IFRS 09		1,138,545
Operating revenue	4,072,993	4,462,260
Fair value adjustment	367,760	(921,213)
Receipt of financial asset - amortization	(6,430,231)	(6,640,058)
Financial assets at end of period	34,288,071	36,277,549	38,238,015
Financial Assets - Current	6,620,482
Financial Assets - Noncurrent	27,667,589
RBSE component | FURNAS
Disclosure of disaggregation of net operating revenue [line items]
Financial assets at beginning of period	18,324,585	19,679,665
Initial Adoption Adjustment IFRS 09		370,152
Operating revenue	2,241,887	2,492,439
Fair value adjustment	222,483	(815,930)
Receipt of financial asset - amortization	(3,279,653)	(3,401,741)
Financial assets at end of period	17,509,302	18,324,585	19,679,665
Financial Assets - Current	3,641,821
Financial Assets - Noncurrent	13,867,481
RBSE component | CHESF
Disclosure of disaggregation of net operating revenue [line items]
Financial assets at beginning of period	10,289,026	10,868,543
Initial Adoption Adjustment IFRS 09		257,689
Operating revenue	791,278	1,013,071
Fair value adjustment	485,032	5,951
Receipt of financial asset - amortization	(1,829,566)	(1,856,228)
Financial assets at end of period	9,735,770	10,289,026	10,868,543
Financial Assets - Current	1,725,579
Financial Assets - Noncurrent	8,010,191
RBSE component | Eletronorte
Disclosure of disaggregation of net operating revenue [line items]
Financial assets at beginning of period	5,650,304	5,544,767
Initial Adoption Adjustment IFRS 09		454,788
Operating revenue	830,424	739,940
Fair value adjustment	(339,333)	(124,654)
Receipt of financial asset - amortization	(978,792)	(964,537)
Financial assets at end of period	5,162,603	5,650,304	5,544,767
Financial Assets - Current	1,051,757
Financial Assets - Noncurrent	4,110,846
RBSE component | ELETROSUL
Disclosure of disaggregation of net operating revenue [line items]
Financial assets at beginning of period	2,013,634	2,145,040
Initial Adoption Adjustment IFRS 09		55,916
Operating revenue	209,404	216,810
Fair value adjustment	(422)	13,420
Receipt of financial asset - amortization	(342,220)	(417,552)
Financial assets at end of period	1,880,396	R$ 2,013,634	R$ 2,145,040
Financial Assets - Current	201,325
Financial Assets - Noncurrent	R$ 1,679,071